Interest in Joint Operation - Summary of Share of Joint Operation and Includes Inter-company Transactions and Balances (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 AUD ($)
Disclosure of joint operations [abstract]
Assets capitalised		$ 372.4	$ 268.6	$ 372.4
Additions to property, plant and equipment	$ 275.9	372.4
Cash additions to property, plant and equipment	197.1	266.0
Non-cash additions to property, plant and equipment	$ 78.8	$ 106.4